Right-of-use assets (Details) - Schedule of change in the ROU assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedue of change in the ROU assets [Abstract]
Balance, beginning	$ 244,564	$ 8,867
Additions	34,898	266,583
Depreciation	(91,727)	(33,093)
Currency translation adjustment	(2,121)	2,207
Balance, ending	185,614	244,564
Leased copier [Member]
Schedue of change in the ROU assets [Abstract]
Balance, beginning	3,416	8,867
Additions
Depreciation	(3,416)	(5,451)
Currency translation adjustment
Balance, ending		3,416
Leased offices [Member]
Schedue of change in the ROU assets [Abstract]
Balance, beginning	241,148
Additions	34,898	266,583
Depreciation	(88,311)	(27,642)
Currency translation adjustment	(2,121)	2,207
Balance, ending	$ 185,614	$ 241,148